Leases (Details) - Schedule of total lease expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Total Lease Expense [Abstract]
Operating lease cost	$ 721	$ 478
Total lease cost	$ 721	$ 478